Shareholder Report, Average Annual Return (Details)	3 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	15 Months Ended	16 Months Ended	22 Months Ended	30 Months Ended	43 Months Ended	60 Months Ended	66 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000255835
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Polen International Dividend Income ETF
C000261456
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TrueShares ConVequity ETF
C000267393
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TrueShares Equity Hedge ETF
C000250805
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TrueShares Quarterly Bear Hedge ETF
C000250806
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TrueShares Quarterly Bull Hedge ETF
C000267043
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TrueShares S&P Autocallable Defensive Income ETF
C000267042
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TrueShares S&P Autocallable High Income ETF
C000256042
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TrueShares Seasonality Laddered Buffered ETF
Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return, Percent					30.99%						5.66%	9.38%
Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return, Percent					30.99%						5.66%	9.38%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Average Annual Return, Percent					31.05%				25.39%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Average Annual Return, Percent					31.05%					21.45%
MSCI ACWI ex USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.17%		29.44%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent				17.94%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.62%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					31.05%			17.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					31.05%			17.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					31.05%	15.55%
Clough Hedged Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Clough Hedged Equity ETF
Average Annual Return, Percent					18.33%						3.34%	9.05%
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Average Annual Return, Percent					16.93%						4.65%	6.36%
Clough Select Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Clough Select Equity ETF
Average Annual Return, Percent					55.88%						9.85%	17.27%
SRH REIT Covered Call ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					11.05%				11.99%
SRH U.S. Quality GARP ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					25.78%					17.11%
Polen International Dividend Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					28.50%		31.94%
TrueShares ConVequity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				18.62%
TrueShares Equity Hedge ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.08%)
TrueShares Quarterly Bear Hedge ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(0.88%)			(0.16%)
TrueShares Quarterly Bull Hedge ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					5.34%			3.52%
TrueShares S&P Autocallable Defensive Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%
TrueShares S&P Autocallable High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		6.09%
TrueShares Seasonality Laddered Buffered ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					18.54%	9.00%